Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
ORGANIZATION

CBL, a Delaware corporation, is a self-managed, self-administered, fully-integrated REIT that is engaged in the ownership, development, acquisition, leasing, management and operation of regional shopping malls, open-air centers, associated centers, community centers and office properties.  Its properties are located in 27 states, but are primarily in the southeastern and midwestern United States.

CBL conducts substantially all of its business through the Operating Partnership. As of December 31, 2012, the Operating Partnership owned controlling interests in 77 regional malls/open-air and outlet centers (including one mixed-use center), 28 associated centers (each located adjacent to a regional mall), six community centers and 13 office buildings, including CBL’s corporate office building. The Operating Partnership consolidates the financial statements of all entities in which it has a controlling financial interest or where it is the primary beneficiary of a VIE.  At December 31, 2012, the Operating Partnership owned non-controlling interests in nine regional malls/ open-air centers, four associated centers, four community centers and seven office buildings. Because one or more of the other partners have substantive participating rights, the Operating Partnership does not control these partnerships and joint ventures and, accordingly, accounts for these investments using the equity method. The Operating Partnership had controlling interests in one outlet center, owned in a 75%/25% joint venture, under construction at December 31, 2012. The Operating Partnership also had controlling interests in one community center, one mall expansion and two mall redevelopments under construction at December 31, 2012.  The Operating Partnership also holds options to acquire certain development properties owned by third parties.

CBL is the 100% owner of two qualified REIT subsidiaries, CBL Holdings I, Inc. and CBL Holdings II, Inc. At December 31, 2012, CBL Holdings I, Inc., the sole general partner of the Operating Partnership, owned a 1.0% general partner interest in the Operating Partnership and CBL Holdings II, Inc. owned a 83.5% limited partner interest for a combined interest held by CBL of 84.5%.

The noncontrolling interest in the Operating Partnership is held primarily by CBL & Associates, Inc., its shareholders and affiliates and certain senior officers of the Company, all of which contributed their interests in certain real estate properties and joint ventures to the Operating Partnership in exchange for a limited partner interest when the Operating Partnership was formed in November 1993 (collectively “CBL’s Predecessor”). At December 31, 2012, CBL’s Predecessor owned a 9.5% limited partner interest and various third parties owned a 6.0% limited partner interest in the Operating Partnership.  CBL’s Predecessor also owned 3.1 million shares of CBL’s common stock at December 31, 2012, for a combined effective interest of 11.2% in the Operating Partnership.

The Operating Partnership conducts CBL’s property management and development activities through its wholly-owned subsidiary, CBL & Associates Management, Inc. (the “Management Company”), to comply with certain requirements of the Internal Revenue Code.

CBL, the Operating Partnership and the Management Company are collectively referred to herein as “the Company.”